Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 312,610	$ 4,188,215
Restricted cash, current portion	100,000	100,000
Accounts receivable, net of allowance for doubtful accounts of $174,650 and $85,102 at December 31, 2010 and 2011, respectively	285,815	480,658
Inventory, net of inventory provision of $1,091,624 and $1,057,746 at December 31, 2010 and 2011, respectively	444,377	686,264
Prepaid expenses and other current assets	128,619	95,237
Total current assets	1,271,421	5,550,374
Fixed assets, net	182,111	190,294
Restricted cash, net of current portion	200,000	300,000
Other assets	78,264	50,138
Total Assets	1,731,796	6,090,806
Liabilities and Stockholders' Deficit
Accounts payable	465,269	421,670
Convertible promissory notes payable	600,000
Accrued expenses	1,009,694	1,025,975
Current portion of capital lease obligation	6,689	5,009
Total current liabilities	2,081,652	1,452,654
Capital lease obligation, net of current portion	22,014	28,703
Total liabilities	2,103,666	1,481,357
Commitments and contingencies (Note 15)
Convertible Preferred Stock, $.001 par value; 2,000,000 shares authorized at December 31, 2010 and 2011, respectively; 6,852 and 6,670 shares issued and outstanding at December 31, 2010 and 2011, respectively. Liquidation preference and redemption value of $14,352,000 and $14,170,000 as of December 31, 2010 and 2011, respectively	12,747,990	12,870,613
Total Preferred Stock	12,747,990	12,870,613
Stockholders' deficit:
Common Stock, $.001 par value; 150,000,000 and 250,000,000 shares authorized at December 31, 2010 and 2011, respectively; 97,494,185 and 100,112,960 and shares issued and outstanding at December 31, 2010 and 2011, respectively	100,113	97,494
Additional paid-in capital	93,338,578	92,801,870
Accumulated deficit	(106,558,551)	(101,160,528)
Total stockholders' deficit	(13,119,860)	(8,261,164)
Total Liabilities and Stockholders' Deficit	$ 1,731,796	$ 6,090,806